PIMCO Funds

Supplement Dated August 17, 2012 to the
Bond Funds Class A, Class B, Class C and Class R Prospectus and Bond Funds Institutional Class,
Class M, Class P, Administrative Class and Class D Prospectus, each dated July 31, 2012, as supplemented from time to time (each a "Prospectus")

Disclosure Related to the PIMCO Emerging Markets Corporate Bond Fund (the "Fund")

(PIMCO Emerging Markets Corporate Bond Fund)
Effective October 1, 2012, the advisory fee for the Fund, stated as a percentage of the Fund's average daily net assets, will decrease from 0.85% to 0.75%.